SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency transaction losses	$ 1	$ 7	$ 15